8. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Details Narrative
Rent expenses	$ 85,103	$ 64,867	$ 89,382	$ 36,379